Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net	$ 26.0	$ 23.5	$ 12.4	$ 16.1	$ 23.1	$ 13.7	$ 28.1	$ 10.3	$ 78.0		$ 75.2		$ 93.3
Restructuring and Other Costs, Net, Noncash									18.6		14.8		17.7
Restructuring and Related Cost, Cost Incurred to Date									252.6
Restructuring and Related Cost, Expected Cost									258.2
Acquisition Expense / (Income)									(3.6)		2.9		20.2
Integration expenses									22.8		23.0		20.2
Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									18.6	[1]	14.8	[1]	17.7	[1]
Restructuring and Related Cost, Cost Incurred to Date									54.8	[1]
Restructuring and Related Cost, Expected Cost									54.8	[1]
Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									25.5		11.0		10.1
Restructuring and Related Cost, Cost Incurred to Date									47.9
Restructuring and Related Cost, Expected Cost									47.9
Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									5.4		4.1		2.1
Restructuring and Related Cost, Cost Incurred to Date									11.7
Restructuring and Related Cost, Expected Cost									13.2
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									5.7		5.9		1.9
Restructuring and Related Cost, Cost Incurred to Date									13.7
Restructuring and Related Cost, Expected Cost									17.7
Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									22.8		39.4		61.5
Restructuring and Related Cost, Cost Incurred to Date									124.5
Restructuring and Related Cost, Expected Cost									124.6
Corrugated Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									43.5	[2]	40.9	[2]	27.5	[2]
Restructuring and Related Cost, Cost Incurred to Date									112.9	[2]
Restructuring and Related Cost, Expected Cost									117.3	[2]
Corrugated Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									10.4	[1],[2]	16.6	[1],[2]	16.7	[1],[2]
Restructuring and Related Cost, Cost Incurred to Date									44.1	[1],[2]
Restructuring and Related Cost, Expected Cost									44.1	[1],[2]
Corrugated Packaging [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									23.5	[2]	10.5	[2]	7.8	[2]
Restructuring and Related Cost, Cost Incurred to Date									42.3	[2]
Restructuring and Related Cost, Expected Cost									42.3	[2]
Corrugated Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									5.0	[2]	3.5	[2]	1.2	[2]
Restructuring and Related Cost, Cost Incurred to Date									9.7	[2]
Restructuring and Related Cost, Expected Cost									10.9	[2]
Corrugated Packaging [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									4.7	[2]	5.6	[2]	1.1	[2]
Restructuring and Related Cost, Cost Incurred to Date									11.4	[2]
Restructuring and Related Cost, Expected Cost									14.6	[2]
Corrugated Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									(0.1)	[2]	4.7	[2]	0.7	[2]
Restructuring and Related Cost, Cost Incurred to Date									5.4	[2]
Restructuring and Related Cost, Expected Cost									5.4	[2]
Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									3.5	[3]	(2.4)	[3]	5.1	[3]
Restructuring and Related Cost, Cost Incurred to Date									11.0	[3]
Restructuring and Related Cost, Expected Cost									11.0	[3]
Consumer Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									2.6	[1],[3]	(3.4)	[1],[3]	1.0	[1],[3]
Restructuring and Related Cost, Cost Incurred to Date									3.4	[1],[3]
Restructuring and Related Cost, Expected Cost									3.4	[1],[3]
Consumer Packaging [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.6	[3]	0.2	[3]	2.3	[3]
Restructuring and Related Cost, Cost Incurred to Date									3.9	[3]
Restructuring and Related Cost, Expected Cost									3.9	[3]
Consumer Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.1	[3]	0.6	[3]	0.9	[3]
Restructuring and Related Cost, Cost Incurred to Date									1.7	[3]
Restructuring and Related Cost, Expected Cost									1.7	[3]
Consumer Packaging [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.2	[3]	0.2	[3]	0.7	[3]
Restructuring and Related Cost, Cost Incurred to Date									1.1	[3]
Restructuring and Related Cost, Expected Cost									1.1	[3]
Consumer Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[3]	0	[3]	0.2	[3]
Restructuring and Related Cost, Cost Incurred to Date									0.9	[3]
Restructuring and Related Cost, Expected Cost									0.9	[3]
Recycling [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									10.3	[4]	2.3	[4]	0.1	[4]
Restructuring and Related Cost, Cost Incurred to Date									13.0	[4]
Restructuring and Related Cost, Expected Cost									14.2	[4]
Recycling [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									5.5	[1],[4]	1.6	[1],[4]	0	[1],[4]
Restructuring and Related Cost, Cost Incurred to Date									7.2	[1],[4]
Restructuring and Related Cost, Expected Cost									7.2	[1],[4]
Recycling [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									1.2	[4]	0.3	[4]	0	[4]
Restructuring and Related Cost, Cost Incurred to Date									1.5	[4]
Restructuring and Related Cost, Expected Cost									1.5	[4]
Recycling [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.2	[4]	0	[4]	0	[4]
Restructuring and Related Cost, Cost Incurred to Date									0.2	[4]
Restructuring and Related Cost, Expected Cost									0.5	[4]
Recycling [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.8	[4]	0.1	[4]	0.1	[4]
Restructuring and Related Cost, Cost Incurred to Date									1.2	[4]
Restructuring and Related Cost, Expected Cost									2.0	[4]
Recycling [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									2.6	[4]	0.3	[4]	0	[4]
Restructuring and Related Cost, Cost Incurred to Date									2.9	[4]
Restructuring and Related Cost, Expected Cost									3.0	[4]
All Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									20.7	[5]	34.4	[5]	60.6	[5]
Restructuring and Related Cost, Cost Incurred to Date									115.7	[5]
Restructuring and Related Cost, Expected Cost									115.7	[5]
Acquisition Expense / (Income)									(3.6)		2.9		20.2
Integration expenses									23.9		32.1		40.4
Restructuring and Other Costs, Net, Other Costs									0.4		(0.6)		0
All Other Segments [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.1	[1],[5]	0	[1],[5]	0	[1],[5]
Restructuring and Related Cost, Cost Incurred to Date									0.1	[1],[5]
Restructuring and Related Cost, Expected Cost									0.1	[1],[5]
All Other Segments [Member] | Employee severance and other EE costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.2	[5]	0	[5]	0	[5]
Restructuring and Related Cost, Cost Incurred to Date									0.2	[5]
Restructuring and Related Cost, Expected Cost									0.2	[5]
All Other Segments [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0.1	[5]	0	[5]	0	[5]
Restructuring and Related Cost, Cost Incurred to Date									0.1	[5]
Restructuring and Related Cost, Expected Cost									0.1	[5]
All Other Segments [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									0	[5]	0	[5]	0	[5]
Restructuring and Related Cost, Cost Incurred to Date									0	[5]
Restructuring and Related Cost, Expected Cost									0	[5]
All Other Segments [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other costs, net									20.3	[5]	34.4	[5]	60.6	[5]
Restructuring and Related Cost, Cost Incurred to Date									115.3	[5]
Restructuring and Related Cost, Expected Cost									$ 115.3	[5]

[1]	“Net property, plant and equipment” as used in this Note 6 is the sum of property, plant and equipment impairment losses, subsequent adjustments to fair value for assets classified as held for sale, subsequent (gains) or losses on sales of property, plant and equipment, related parts and supplies, and accelerated depreciation on such assets.
[2]	The Corrugated Packaging segment current year charges are primarily associated with the closure of seven corrugated container plants acquired in the Smurfit-Stone Acquisition, on-going closure costs at previously closed facilities including the Matane, Quebec containerboard mill also acquired in the Smurfit-Stone Acquisition which were partially offset by gains on sale of previously closed facilities. The Corrugated Packaging segment charges in fiscal 2012 primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition and charges associated primarily with on-going closure costs at previously closed corrugated container plants acquired in the Smurfit-Stone Acquisition and our legacy Hauppauge, NY sheet plant, net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The Corrugated Packaging Segment charges in fiscal 2011 primarily reflect the closure of six corrugated container plants also acquired in the Smurfit-Stone Acquisition. The fiscal 2012 expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges primarily reflect charges associated with the closure of twenty corrugated container plants acquired in the Smurfit-Stone Acquisition, the closure of the Matane, Quebec containerboard mill, charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition, and gains and losses associated with the sale of closed facilities. We have transferred a substantial portion of each closed facility's production to our other facilities.
[3]	The Consumer Packaging segment current year charges are primarily associated with the closure of a converting facility and on-going closure costs for previously closed facilities. The Consumer Packaging segment charges in fiscal 2012 primarily reflect the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility and on-going closure costs associated with previously closed facilities. The Consumer Packaging segment charges in fiscal 2011 primarily reflect the closure of two facilities and on-going closure costs for previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of five interior packaging plants. We have transferred a substantial portion of each closed facility's production to our other facilities.
[4]	The Recycling segment current year charges are primarily associated with the closure of nine collection facilities acquired in the Smurfit-Stone Acquisition partially offset by the gain on sale of our Dallas, TX collection facility. The Recycling segment charges in fiscal 2012 primarily reflect the closure of six collection facilities also acquired in the Smurfit-Stone Acquisition and the cumulative charges reflect the preceding actions as well as carrying costs for two collections facilities shutdown in a prior year.
[5]	The expenses in the “Other” segment primarily reflect costs that we consider as Corporate, including the “Other Costs” column which primarily reflects costs incurred as a result of our Smurfit-Stone Acquisition, including merger integration expenses. Also included in the “Other” segment are insignificant costs related to our Merchandising Displays segment. The pre-tax charges are summarized below (in millions): AcquisitionExpense / (Income) IntegrationExpenses Other Expense (Income) TotalFiscal 2013$(3.6) $23.9 $0.4 $20.7Fiscal 20122.9 32.1 (0.6) 34.4Fiscal 201120.2 40.4 — 60.6Acquisition expenses include expenses associated with acquisitions, whether consummated or not, as well as litigation expenses associated with the Smurfit-Stone Acquisition, net of recoveries. Acquisition expenses primarily consist of advisory, legal, accounting, valuation and other professional or consulting fees. Integration expenses reflect primarily severance and other employee costs, professional services including work being performed to facilitate the Smurfit-Stone integration including information systems integration costs, lease expense and other costs. Due to the complexity and duration of the integration activities the precise amount expected to be incurred has not been quantified above. We expect integration activities to continue into fiscal 2014.